Net interest income - Summary (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Cash and balances at central banks	£ 128	£ 226	£ 919
Loans and advances at amortised cost	4,265	4,510	5,514
Fair value through other comprehensive income	380	604	831
Negative interest on liabilities	248	68	13
Other	651	598	808
Interest and similar income	5,672	6,006	8,085
Deposits at amortised cost	(331)	(644)	(1,778)
Debt securities in issue	(413)	(424)	(873)
Subordinated liabilities	(934)	(1,112)	(1,096)
Negative interest on assets	(374)	(325)	(250)
Other	(547)	(341)	(181)
Interest and similar expense	(2,599)	(2,846)	(4,178)
Net interest income	3,073	3,160	3,907
Disclosure of detailed information about financial instruments [line items]
Net investment income	£ (80)	£ (121)	420
Financial guarantee contracts
Disclosure of detailed information about financial instruments [line items]
Net investment income			£ 25